Interest Expenses, Net - Schedule of Interest Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Interest Expenses, Net [Abstract]
Interest expenses on various loans and others	$ (4,531)	$ (79)	$ (1,980)
Interest income on cash deposits in banks	1,283	42
Total	$ (3,248)	$ (37)	$ (1,980)